Infrastructure, administration and general expenses	6 Months Ended
Jun. 30, 2019
Infrastructure costs, administration and general expenses
Infrastructure, administration and general expenses

5. Infrastructure, administration and general expenses

	Half year ended	Half year ended
	30.06.19	30.06.18
Infrastructure costs	£m	£m
Property and equipment	691	685
Depreciation of property, plant and equipment[1]	310	202
Lease rentals[1]	21	128
Amortisation of intangible assets	419	412
Impairment of property, equipment and intangible assets	29	1
Total infrastructure costs	1,470	1,428

Administration and general expenses
Consultancy, legal and professional fees	284	353
Subscriptions, publications, stationery and communications	329	319
Marketing, advertising and sponsorship	212	195
Travel and accommodation	81	74
Other administration and general expenses	118	28
Total administration and general expenses	1,024	969

Total infrastructure, administration and general expenses	2,494	2,397

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact has been to increase the depreciation charge by £113m as a result of recognising a right of use asset and to reduce the operating lease expense in H119. The prior period comparatives have not been restated. See Note 1 for further details.